Stockholders’ equity (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock			$ 188,000
Stock issuance costs		$ 4,855,000
Second L1 SPA
Subsidiary, Sale of Stock [Line Items]
Sale of stock	3,846,154
Proceeds from sale of stock	$ 5,000,000
Stock issuance costs	$ 411,194
Second L1 SPA | Note Warrant #1
Subsidiary, Sale of Stock [Line Items]
Warrants	122,908	122,908
Exercise price per share	$ 30	$ 30
Second L1 SPA | Note Warrant #2
Subsidiary, Sale of Stock [Line Items]
Warrants	1,144,339	1,144,339
Exercise price per share	$ 4	$ 4
Second L1 SPA | Note Warrant #3
Subsidiary, Sale of Stock [Line Items]
Warrants	768,679	768,679
Exercise price per share	$ 5.5	$ 5.5
Second L1 SPA | Note Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants	6,246,166	6,246,166
Exercise price per share	$ 2	$ 2
Third L1 SPA
Subsidiary, Sale of Stock [Line Items]
Sale of stock	6,578,948
Proceeds from sale of stock	$ 12,500,000
Stock issuance costs	$ 955,763
Fourth L1 SPA
Subsidiary, Sale of Stock [Line Items]
Sale of stock	6,578,948
Proceeds from sale of stock	$ 12,500,000
Stock issuance costs	$ 932,956
Second Anson SPA
Subsidiary, Sale of Stock [Line Items]
Sale of stock	3,846,154
Proceeds from sale of stock	$ 5,000,000
Stock issuance costs	$ 411,194
Second Anson SPA | Note Warrant #1
Subsidiary, Sale of Stock [Line Items]
Warrants	122,908	122,908
Exercise price per share	$ 30	$ 30
Second Anson SPA | Note Warrant #2
Subsidiary, Sale of Stock [Line Items]
Warrants	1,144,339	1,144,339
Exercise price per share	$ 4	$ 4
Second Anson SPA | Note Warrant #3
Subsidiary, Sale of Stock [Line Items]
Warrants	768,679	768,679
Exercise price per share	$ 5.5	$ 5.5
Second Anson SPA | Note Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants	6,246,166	6,246,166
Exercise price per share	$ 2	$ 2
Third Anson SPA
Subsidiary, Sale of Stock [Line Items]
Sale of stock	6,578,948
Proceeds from sale of stock	$ 12,500,000
Stock issuance costs	$ 955,763
Fourth Anson SPA
Subsidiary, Sale of Stock [Line Items]
Sale of stock	6,578,948
Proceeds from sale of stock	$ 12,500,000
Stock issuance costs	$ 932,956
L1
Subsidiary, Sale of Stock [Line Items]
Warrants	2,271,166	2,271,166
Exercise price per share	$ 1.65	$ 1.65
Warrant inducement offer	2,752,929
Anson
Subsidiary, Sale of Stock [Line Items]
Warrants	6,246,166	6,246,166
Exercise price per share	$ 1.65	$ 1.65
Warrant inducement offer	7,571,110